Offsetting financial assets and financial liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Effects of offsetting in the balance sheet
Gross amounts	$ 120,895	$ 135,820
Amounts offset	(80,003)	(104,160)
Net amounts reported in the balance sheet	40,892	31,660
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(17,071)	(13,344)
Cash collateral	(3,079)	(3,526)
Financial instrument collateral	(18,062)	(11,915)
Net amount	2,680	2,875
Effects of offsetting in the balance sheet
Gross amounts	153,101	178,072
Amounts offset	(80,003)	(104,160)
Net amounts reported in the balance sheet	73,098	73,912
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(17,071)	(13,364)
Cash collateral	(5,927)	(4,359)
Financial instrument collateral	(20,512)	(27,206)
Net amount	29,588	28,983
Collateral received
Amounts subject to enforceable netting arrangements but not offset
Cash collateral, subject to enforceable netting arrangements with derivative financial assets and reverse repurchase agreements	3,078	3,525
Collateral paid
Amounts subject to enforceable netting arrangements but not offset
Cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and reverse repurchase agreements	5,927	4,359
Futures margin	342	176
Collateral received
Effects of offsetting in the balance sheet
Gross amounts	2,562	5,131
Amounts offset	(2,559)	(5,127)
Net amounts reported in the balance sheet	3	4
Amounts subject to enforceable netting arrangements but not offset
Net amount	3	4
Derivative financial instruments
Effects of offsetting in the balance sheet
Gross amounts	80,776	95,461
Amounts offset	(52,389)	(73,732)
Net amounts reported in the balance sheet	28,387	21,729
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(17,071)	(13,364)
Cash collateral	(5,870)	(4,340)
Financial instrument collateral	(1,721)	(2,166)
Net amount	3,725	1,859
Financial liabilities not subject to offsetting	2,587	2,918
Repurchase agreements
Effects of offsetting in the balance sheet
Gross amounts	20,756	25,059
Amounts offset	(1,908)
Net amounts reported in the balance sheet	18,848	25,059
Amounts subject to enforceable netting arrangements but not offset
Cash collateral	(57)	(19)
Financial instrument collateral	(18,791)	(25,040)
Deposits and other borrowings
Effects of offsetting in the balance sheet
Gross amounts	49,007	52,421
Amounts offset	(23,147)	(25,301)
Net amounts reported in the balance sheet	25,860	27,120
Amounts subject to enforceable netting arrangements but not offset
Net amount	25,860	27,120
Collateral paid
Effects of offsetting in the balance sheet
Gross amounts	4,532	11,162
Amounts offset	(4,474)	(11,107)
Net amounts reported in the balance sheet	58	55
Amounts subject to enforceable netting arrangements but not offset
Net amount	58	55
Derivative financial instruments
Effects of offsetting in the balance sheet
Gross amounts	73,247	87,261
Amounts offset	(50,474)	(67,752)
Net amounts reported in the balance sheet	22,773	19,509
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(17,071)	(13,344)
Cash collateral	(3,065)	(3,417)
Financial instrument collateral	(112)	(53)
Net amount	2,525	2,695
Amounts subject to enforceable netting arrangements but not offset
Financial assets not subject to offsetting	1,336	1,834
Reverse repurchase agreements
Effects of offsetting in the balance sheet
Gross amounts	19,898	12,054
Amounts offset	(1,908)
Net amounts reported in the balance sheet	17,990	12,054
Amounts subject to enforceable netting arrangements but not offset
Cash collateral	(14)	(109)
Financial instrument collateral	(17,950)	(11,862)
Net amount	26	83
Loans
Effects of offsetting in the balance sheet
Gross amounts	23,218	25,343
Amounts offset	(23,147)	(25,301)
Net amounts reported in the balance sheet	71	42
Amounts subject to enforceable netting arrangements but not offset
Net amount	71	42
Parent Entity
Effects of offsetting in the balance sheet
Gross amounts	120,689	135,487
Amounts offset	(80,003)	(104,160)
Net amounts reported in the balance sheet	40,686	31,327
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(16,971)	(13,334)
Cash collateral	(2,936)	(3,244)
Financial instrument collateral	(18,062)	(11,874)
Net amount	2,717	2,875
Effects of offsetting in the balance sheet
Gross amounts	150,143	173,261
Amounts offset	(80,003)	(104,160)
Net amounts reported in the balance sheet	70,140	69,101
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(16,971)	(13,334)
Cash collateral	(5,857)	(4,329)
Financial instrument collateral	(17,735)	(22,462)
Net amount	29,577	28,976
Parent Entity | Collateral received
Amounts subject to enforceable netting arrangements but not offset
Cash collateral, subject to enforceable netting arrangements with derivative financial assets and reverse repurchase agreements	2,935	3,243
Parent Entity | Collateral paid
Amounts subject to enforceable netting arrangements but not offset
Cash collateral, subject to enforceable netting arrangements with derivative financial liabilities and reverse repurchase agreements	5,857	4,329
Futures margin	342	176
Parent Entity | Collateral received
Effects of offsetting in the balance sheet
Gross amounts	2,562	5,131
Amounts offset	(2,559)	(5,127)
Net amounts reported in the balance sheet	3	4
Amounts subject to enforceable netting arrangements but not offset
Net amount	3	4
Parent Entity | Derivative financial instruments
Effects of offsetting in the balance sheet
Gross amounts	80,595	95,394
Amounts offset	(52,389)	(73,732)
Net amounts reported in the balance sheet	28,206	21,662
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(16,971)	(13,334)
Cash collateral	(5,800)	(4,310)
Financial instrument collateral	(1,721)	(2,166)
Net amount	3,714	1,852
Financial liabilities not subject to offsetting	2,589	2,912
Parent Entity | Repurchase agreements
Effects of offsetting in the balance sheet
Gross amounts	17,979	20,315
Amounts offset	(1,908)
Net amounts reported in the balance sheet	16,071	20,315
Amounts subject to enforceable netting arrangements but not offset
Cash collateral	(57)	(19)
Financial instrument collateral	(16,014)	(20,296)
Parent Entity | Deposits and other borrowings
Effects of offsetting in the balance sheet
Gross amounts	49,007	52,421
Amounts offset	(23,147)	(25,301)
Net amounts reported in the balance sheet	25,860	27,120
Amounts subject to enforceable netting arrangements but not offset
Net amount	25,860	27,120
Parent Entity | Collateral paid
Effects of offsetting in the balance sheet
Gross amounts	4,532	11,162
Amounts offset	(4,474)	(11,107)
Net amounts reported in the balance sheet	58	55
Amounts subject to enforceable netting arrangements but not offset
Net amount	58	55
Parent Entity | Derivative financial instruments
Effects of offsetting in the balance sheet
Gross amounts	73,041	86,969
Amounts offset	(50,474)	(67,752)
Net amounts reported in the balance sheet	22,567	19,217
Amounts subject to enforceable netting arrangements but not offset
Other recognised financial instruments	(16,971)	(13,334)
Cash collateral	(2,922)	(3,135)
Financial instrument collateral	(112)	(53)
Net amount	2,562	2,695
Amounts subject to enforceable netting arrangements but not offset
Financial assets not subject to offsetting	1,335	1,821
Parent Entity | Reverse repurchase agreements
Effects of offsetting in the balance sheet
Gross amounts	19,898	12,013
Amounts offset	(1,908)
Net amounts reported in the balance sheet	17,990	12,013
Amounts subject to enforceable netting arrangements but not offset
Cash collateral	(14)	(109)
Financial instrument collateral	(17,950)	(11,821)
Net amount	26	83
Parent Entity | Loans
Effects of offsetting in the balance sheet
Gross amounts	23,218	25,343
Amounts offset	(23,147)	(25,301)
Net amounts reported in the balance sheet	71	42
Amounts subject to enforceable netting arrangements but not offset
Net amount	$ 71	$ 42